EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Manager. The Fund is managed by Craig R. Brandon, Vice President of BMR, who has managed the Fund since September 2004.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon has served as a portfolio manager of the Fund since 2004. Mr. Brandon is a Vice President of Eaton Vance and BMR, also manages other Eaton Vance portfolios and has managed Eaton Vance portfolios for more than five years.

August 17, 2021	39433 8.17.21

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Christopher J. Eustance, Vice President of BMR, has managed the Fund since December 31, 2019.

Trevor G. Smith, Vice President of BMR, has managed the Fund since December 31, 2019.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Christopher J. Eustance (since December 31, 2019) and Trevor G. Smith (since December 31, 2019) are the portfolio managers of the Fund. Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

August 17, 2021	39434 8.17.21

EATON VANCE NEW YORK MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectus dated August 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers.

Craig R. Brandon, Vice President of BMR, has managed the Fund since April 2016.

Trevor G. Smith, Vice President of BMR, has managed the Fund since August 17, 2021.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon(since April 2016) and Trevor G. Smith (since August 17, 2021) are the portfolio managers of the Fund. Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

August 17, 2021	39435 8.17.21

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectus dated August 1, 2021

1.    The following replaces “Portfolio Manager.” under “Management” in “Fund Summary”:

Portfolio Managers

Craig R. Brandon, Vice President of Eaton Vance, has managed the Fund since August 17, 2021.

Trevor G. Smith, Vice President of Eaton Vance, has managed the Fund since August 17, 2021.

2.    The following replaces the seventh paragraph under “Management.” in “Management and Organization”:

Craig R. Brandon and Trevor G. Smith are the portfolio managers of the Fund (since August 17, 2021). Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios and has been a member of the Eaton Vance municipals team for more than five years

August 17, 2021	39436 8.17.21